Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000204809
Shareholder Report [Line Items]
Fund Name	KBI Global Investors Aquarius Fund
Class Name	Institutional Shares
Trading Symbol	KBIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the KBI Global Investors Aquarius Fund (the "Fund") for the period from August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kbigiusmutualfunds.com. You can also request this information by contacting us at 833-658-4739.
Additional Information Phone Number	833-658-4739
Additional Information Website	https://www.kbigiusmutualfunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KBI Global Investors Aquarius Fund, Institutional Shares	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
AssetsNet	$ 53,074,266
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 157,596
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$53,074,266	44	$157,596	27%

Holdings [Text Block]

Country WeightingsFootnote Reference*

* Percentages are calculated based on total net assets.
Value	Value
Other Countries	0.3%
Germany	0.9%
Austria	1.7%
Switzerland	1.8%
China	1.9%
Canada	2.2%
Brazil	2.6%
South Korea	3.0%
Netherlands	3.9%
France	6.4%
Japan	6.7%
United Kingdom	14.4%
United States	51.3%
Footnote	Description
Footnote

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Veolia Environnement	6.4%
Xylem	5.1%
United Utilities Group	3.8%
Kurita Water Industries	3.7%
American Water Works	3.6%
Essential Utilities	3.5%
Fortune Brands Innovations	3.5%
Roper Technologies	3.2%
Coway	3.0%
IDEX	3.0%

Updated Prospectus Phone Number	833-658-4739
Updated Prospectus Web Address	https://www.kbigiusmutualfunds.com